UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 SHAWNEE MISSION PARKWAY, SUITE 100 FAIRWAY, KANSAS	66205
(Address of principal executive offices)	(Zip code)

M3SIXTY ADMINISTRATION, LLC

4300 SHAWNEE MISSION PARKWAY, SUITE 100
FAIRWAY, KANSAS 66205

(Name and address of agent for service)

Registrant’s telephone number, including area code: 816.787.0723

Date of fiscal year end: October 31, 2019

Date of reporting period: 07/01/2018 to 06/30/2019

ITEM 1.	PROXY VOTING RECORD:

The filing for Powell Alternative Income Strategies Fund, a series of 360 Funds Trust, is attached.

Form N-PX
Powell Alternative Income Strategies Fund (PAISX)
July 1, 2018 to June 30, 2019

			Shareholder
Issuer Name	Ticker Symbol	CUSIP	Meeting Date	Reason for Vote

Nike, Inc.	NKE	654106103	9/20/2018	Elect BOD, Ratify Indep. Accounting Firm, Executive Compenation package, other governance proposals
Procter & Gamble Co.	PPG	742718109	10/9/2018	Elect BOD, Ratify Indep. Accounting Firm, Executive Compenation package, other governance proposals
Cisco Systems, Inc.	CSCO	17275R102	12/12/2018	Elect BOD, Ratify Indep. Accounting Firm, Executive Compenation package, other governance proposals
Walgreens Boots Alliance, Inc.	WBA	931427108	1/25/2019	Elect BOD, Ratify Indep. Accounting Firm, Executive Compenation package, other governance proposals
Apple, Inc.	AAPL	37833100	3/1/2019	Elect BOD, Ratify Indep. Accounting Firm, Executive Compenation package, other governance proposals
Pfizer, Inc.	PFE	717081103	4/25/2019	Elect BOD, Ratify Indep. Accounting Firm, Executive Compenation package, other governance proposals
Johnson & Johnson	JNJ	478160104	4/25/2019	Elect BOD, Ratify Indep. Accounting Firm, Executive Compenation package, other governance proposals
The Boeing Company	BA	97023105	4/29/2019	Elect BOD, Ratify Indep. Accounting Firm, Executive Compenation package, other governance proposals
United Technologies Corp.	UTX	913017109	4/29/2019	Elect BOD, Ratify Indep. Accounting Firm, Executive Compenation package, other governance proposals
International Business Machines, Corp.	IBM	459200101	4/30/2019	Elect BOD, Ratify Indep. Accounting Firm, Executive Compenation package, other governance proposals
Verizon Communications, Inc.	VZ	92343V104	5/2/2019	Elect BOD, Ratify Indep. Accounting Firm, Executive Compenation package, other governance proposals
The Goldman Sachs Group, Inc.	GS	38141G104	5/2/2019	Elect BOD, Ratify Indep. Accounting Firm, Executive Compenation package, other governance proposals
American Express Company	AXP	25816109	5/7/2019	Elect BOD, Ratify Indep. Accounting Firm, Executive Compenation package, other governance proposals
3M Company	MMM	88579Y101	5/14/2019	Elect BOD, Ratify Indep. Accounting Firm, Executive Compenation package, other governance proposals
Intel Corporation	INTC	458140100	5/16/2019	Elect BOD, Ratify Indep. Accounting Firm, Executive Compenation package, other governance proposals
JP Morgan Chase & Co.	JPM	46625H100	5/21/2019	Elect BOD, Ratify Indep. Accounting Firm, Executive Compenation package, other governance proposals
The Travelers Companies, Inc.	TRV	89417E109	5/22/2019	Elect BOD, Ratify Indep. Accounting Firm, Executive Compenation package, other governance proposals
McDonald’s Corporation	MCD	580135101	5/23/2019	Elect BOD, Ratify Indep. Accounting Firm, Executive Compenation package, other governance proposals
The Home Depot, Inc.	HD	437076102	5/23/2019	Elect BOD, Ratify Indep. Accounting Firm, Executive Compenation package, other governance proposals
Exxon Mobil Corporation	XOM	30231G102	5/29/2019	Elect BOD, Ratify Indep. Accounting Firm, Executive Compenation package, other governance proposals
Unitedhealth Group Incorporated	UNH	91324P102	6/3/2019	Elect BOD, Ratify Indep. Accounting Firm, Executive Compenation package, other governance proposals
Walmart Inc.	WMT	931142103	6/5/2019	Elect BOD, Ratify Indep. Accounting Firm, Executive Compenation package, other governance proposals
Caterpillar, Inc.	CAT	149123101	6/12/2019	Elect BOD, Ratify Indep. Accounting Firm, Executive Compenation package, other governance proposals

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy Linscott
By Randy Linscott
President
Date: July 20, 2019